UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity® Cash Reserves

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s
		investments.
Financial Statements	23	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	27	Notes to the financial statements.
Report of Independent	31
Registered Public
Accounting Firm

Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill
Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$1,000.00	$1,021.20	$2.27
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,022.69	$2.27

* Expenses are equal to the Fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report 4

Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	5/31/06	11/30/05	5/31/05
0 – 30	75.4	66.0	60.9
31 – 90	17.1	28.2	31.6
91 – 180	3.9	2.1	6.7
181 – 397	3.6	3.7	0.8
Weighted Average Maturity
	5/31/06	11/30/05	5/31/05
Cash Reserves	35 Days	34 Days	33 Days
All Taxable Money Market Funds Average*	36 Days	37 Days	35 Days

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments May 31, 2006
Showing Percentage of Net Assets

Corporate Bonds 0.2%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Alliance Capital Management LP
8/15/06	5.13%	$32,590	$32,612
Sprint Capital Corp.
8/17/06	4.76	86,874	86,863
TOTAL CORPORATE BONDS			119,475

Certificates of Deposit 27.2%

Domestic Certificates Of Deposit – 0.3%
Countrywide Bank, Alexandria Virginia
8/15/06	5.18 (c)	177,000	176,996
Huntington National Bank, Columbus
7/24/06	5.11	65,000	65,000
			241,996
London Branch, Eurodollar, Foreign Banks – 12.9%
Banca Intesa Spa
6/8/06	5.05	1,250,000	1,250,000
Barclays Bank PLC
6/26/06	5.05	500,000	500,000
Calyon
7/17/06	4.00	100,000	100,000
7/18/06	4.00	250,000	250,000
10/4/06	4.40	250,000	250,000
11/10/06	4.93	200,000	200,000
2/12/07	5.00	275,000	275,000
Credit Agricole SA
7/17/06	4.00	200,000	200,000
7/18/06	4.00	100,000	100,000
7/19/06	4.00	250,000	250,000
12/27/06	5.10	200,000	200,000
1/10/07	5.20	150,000	150,000
Credit Industriel et Commercial
6/8/06	4.75	150,000	150,000
9/11/06	5.01	100,000	100,000
9/18/06	5.04	195,000	195,000
9/29/06	5.08	125,000	125,000
11/7/06	4.76	500,000	500,000
3/30/07	5.22	150,000	150,000
Deutsche Bank AG
1/30/07	4.86	325,000	325,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
London Branch, Eurodollar, Foreign Banks – continued
Dresdner Bank AG
6/5/06	5.03%	$570,000	$570,000
Landesbank Hessen-Thuringen
8/7/06	4.81	200,000	200,000
Norddeutsche Landesbank
6/5/06	5.04	480,000	480,000
Societe Generale
6/19/06	5.05	780,000	780,000
6/26/06	5.04	2,000,000	1,999,995
8/18/06	4.25	250,000	250,000
2/2/07	4.90	125,000	125,000
Unicredito Italiano Spa
6/2/06	5.05	120,000	119,999
7/21/06	5.12	102,000	101,986
			9,896,980
New York Branch, Yankee Dollar, Foreign Banks – 14.0%
Bank Tokyo-Mitsubishi UFJ Ltd.
6/5/06	5.02	600,000	600,000
6/29/06	5.07	522,174	522,174
Barclays Bank PLC
6/29/06	5.05	470,000	470,000
8/8/06	5.12	750,000	750,000
BNP Paribas SA
10/30/06	4.81	325,000	325,000
11/3/06	4.86	125,000	125,000
11/8/06	4.93	200,000	200,000
12/27/06	5.10	150,000	150,000
Canadian Imperial Bank of Commerce
6/15/06	5.16 (c)	500,000	500,000
6/23/06	5.06 (c)	500,000	500,000
Credit Industriel et Commercial
6/28/06	4.27	250,000	250,000
Credit Suisse First Boston New York Branch
6/19/06	5.06 (c)	325,000	325,000
6/26/06	4.93 (c)	500,000	500,000
7/19/06	5.05 (c)	375,000	375,000
Credit Suisse Group
6/4/07	5.40	200,000	200,000
6/4/07	5.44	155,000	155,000

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Certificates of Deposit continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
New York Branch, Yankee Dollar, Foreign Banks – continued
Deutsche Bank AG
6/5/06	4.80% (c)	$390,000	$390,000
2/5/07	4.90	125,000	125,000
2/27/07	5.09	175,000	175,000
DZ Bank AG Deutsche Genosbank
7/5/06	5.00	165,000	165,000
Eurohypo AG
6/29/06	4.98	298,000	298,000
8/7/06	4.97 (a)	295,000	295,000
8/8/06	4.94 (a)	120,000	120,000
Mizuho Corporate Bank Ltd.
6/12/06	5.06	235,000	235,000
6/29/06	5.08	477,000	477,000
6/30/06	5.08	474,000	474,000
Royal Bank of Scotland PLC
10/27/06	4.90	50,000	49,970
Skandinaviska Enskilda Banken AB
7/6/06	4.97 (c)	666,000	665,990
1/31/07	4.88	100,000	100,000
Sumitomo Mitsui Banking Corp.
6/5/06	5.04	140,000	140,000
6/8/06	5.06	141,000	141,000
6/12/06	5.06	464,000	464,000
6/15/06	5.06	97,000	97,000
6/26/06	5.07	117,000	117,000
Unicredito Italiano Spa
11/20/06	5.26	155,000	155,000
Unicredito Italiano Spa, New York
8/10/06	5.20	139,000	138,977
			10,770,111

TOTAL CERTIFICATES OF DEPOSIT			20,909,087

Commercial Paper 25.9%

ALLTEL Corp.
8/2/06	5.17 (b)	120,000	118,946
8/2/06	5.18 (b)	119,000	117,953
Aquifer Funding LLC
6/6/06	5.04	167,698	167,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
AT&T, Inc.
6/5/06	5.03%	$120,000	$119,933
6/28/06	5.08	120,000	119,546
Bavaria TRR Corp.
6/1/06	5.05	190,000	190,000
6/1/06	5.10	83,930	83,930
6/20/06	5.06	150,000	149,601
6/26/06	5.06	437,000	435,471
6/26/06	5.08	160,000	159,438
6/29/06	5.07	155,565	154,954
Bradford & Bingley PLC
6/12/06	5.06	60,000	59,908
7/10/06	5.10	80,000	79,562
British Telecommunications PLC
6/21/06	5.12	51,000	50,856
7/11/06	5.16	56,000	55,682
Capital One Multi-Asset Execution Trust
6/13/06	5.05	60,000	59,899
6/19/06	5.05	50,000	49,874
6/21/06	5.06	120,000	119,665
7/5/06	5.09	46,000	45,781
Citibank Credit Card Master Trust I (Dakota Certificate Program)
6/22/06	5.05	200,000	199,414
Citigroup Funding, Inc.
6/9/06	5.05	200,000	199,776
6/26/06	5.08	198,000	197,304
6/27/06	5.04	103,000	102,628
6/28/06	5.04	135,000	134,494
7/19/06	5.05	60,000	59,601
8/7/06	5.14	90,000	89,151
Clipper Receivables LLC
6/19/06	5.04	40,000	39,900
ConocoPhillips
6/1/06	5.07	56,000	56,000
6/8/06	5.09	10,800	10,789
6/19/06	5.02	20,000	19,950
6/21/06	5.02	15,000	14,959
Countrywide Financial Corp.
6/1/06	5.04	170,000	170,000
6/9/06	5.07	99,000	98,889
6/21/06	5.07	90,000	89,748
6/23/06	5.07	75,000	74,769

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Countrywide Financial Corp. – continued
6/26/06	5.07%	$145,000	$144,493
6/28/06	5.09	135,000	134,489
6/29/06	5.09	115,000	114,548
8/7/06	5.16	100,000	99,053
8/8/06	5.16	295,000	292,164
Credit Suisse First Boston New York Branch
6/16/06	5.04	500,000	498,955
Cullinan Finance Corp.
8/24/06	5.20 (b)	141,830	140,132
11/22/06	5.30 (b)	100,000	97,506
CVS Corp.
6/5/06	5.13	50,000	49,972
6/6/06	5.13	21,000	20,985
7/27/06	5.22	113,000	112,089
7/28/06	5.22	75,000	74,385
8/10/06	5.25	37,000	36,626
DaimlerChrysler NA Holding Corp.
6/6/06	5.17	38,000	37,973
6/13/06	5.16	37,020	36,957
6/14/06	5.17	87,000	86,838
6/16/06	5.17	17,000	16,964
6/16/06	5.18	90,000	89,807
6/20/06	5.18	37,000	36,899
6/28/06	5.21	61,000	60,763
6/30/06	5.21	37,000	36,845
Dominion Resources, Inc.
6/1/06	5.08	56,000	56,000
6/15/06	5.11	53,000	52,895
6/23/06	5.11	51,000	50,842
6/26/06	5.12	42,600	42,449
DZ Bank AG
7/24/06	5.07	320,000	317,644
Emerald (MBNA Credit Card Master Note Trust)
6/21/06	5.06	216,200	215,595
7/6/06	5.00	110,000	109,472
7/7/06	5.00	61,263	60,960
7/18/06	5.05	35,000	34,772
FCAR Owner Trust
6/2/06	4.81	157,000	156,979
6/7/06	5.04	400,000	399,665
6/20/06	5.04	55,000	54,854

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
FCAR Owner Trust – continued
6/20/06	5.05%	$100,000	$99,735
6/21/06	5.06	210,000	209,413
6/22/06	5.04	230,000	229,326
7/17/06	5.05	110,000	109,299
7/17/06	5.05	130,000	129,171
7/25/06	4.75	108,000	107,248
8/3/06	5.13	63,800	63,234
8/7/06	5.14	160,000	158,490
Fortune Brands, Inc.
6/5/06	4.99	16,000	15,991
6/5/06	5.00	16,000	15,991
6/7/06	5.01	20,000	19,983
6/12/06	5.02	31,900	31,851
6/12/06	5.03	50,000	49,924
6/13/06	5.03	39,000	38,935
6/19/06	5.11	23,000	22,942
7/10/06	5.12	27,000	26,852
7/11/06	5.12	35,000	34,803
7/17/06	5.14	32,000	31,792
7/19/06	5.18	16,000	15,891
7/25/06	5.18	57,000	56,563
8/1/06	5.22	22,000	21,808
France Telecom SA
6/19/06	5.06 (b)	71,000	70,822
6/19/06	5.07 (b)	25,000	24,937
6/23/06	5.10 (b)	54,000	53,833
7/11/06	5.11 (b)	34,100	33,909
7/18/06	5.11 (b)	37,000	36,756
7/26/06	5.18 (b)	56,916	56,471
8/1/06	5.19 (b)	40,000	39,653
8/2/06	5.20 (b)	38,000	37,664
8/21/06	5.25 (b)	18,000	17,790
General Electric Capital Corp.
6/22/06	5.04	490,000	488,568
6/23/06	5.04	180,000	179,449
Giro Funding US Corp.
6/19/06	5.06	40,000	39,899
6/23/06	5.06	120,000	119,630
6/28/06	5.04	50,000	49,813
6/29/06	5.05	60,000	59,766
7/7/06	5.10	76,000	75,615

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Giro Funding US Corp. – continued
8/3/06	5.13%	$40,173	$39,817
John Deere Capital Corp.
6/20/06	5.11	32,000	31,914
6/22/06	5.10	22,000	21,935
Kellogg Co.
6/8/06	4.95	22,000	21,979
6/19/06	5.04	38,000	37,905
6/26/06	4.97	23,000	22,922
6/27/06	5.11	44,000	43,839
7/25/06	5.14	48,000	47,635
7/27/06	5.16	45,000	44,643
Market Street Funding Corp.
6/9/06	5.05	35,000	34,961
6/22/06	5.05	41,353	41,232
6/26/06	5.05	190,000	189,337
Michigan Gen. Oblig.
10/11/06	4.64	108,000	108,000
Monument Gardens Funding
6/22/06	5.06	90,000	89,735
6/22/06	5.07	89,165	88,902
6/26/06	5.06	335,000	333,828
8/8/06	5.15	86,117	85,291
Motown Notes Program
6/5/06	4.87	30,000	29,984
6/12/06	5.08	65,000	64,900
6/23/06	5.08	145,000	144,552
7/5/06	5.00	55,093	54,836
7/5/06	5.01	296,000	294,616
7/6/06	5.01	165,000	164,206
Nissan Motor Acceptance Corp.
6/2/06	5.09	9,115	9,114
6/23/06	5.11	89,852	89,573
6/23/06	5.12	15,000	14,953
Paradigm Funding LLC
6/15/06	5.05	105,000	104,795
Park Granada LLC
6/15/06	5.05	215,000	214,579
6/21/06	5.01	35,284	35,187
6/23/06	5.03	50,000	49,848
8/7/06	5.14	197,000	195,141
8/8/06	5.14	180,000	178,276

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 12

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Park Sienna LLC
6/9/06	5.00%	$10,563	$10,551
6/19/06	5.00	110,000	109,727
6/26/06	5.05	355,848	354,610
6/29/06	5.08	104,428	104,017
8/8/06	5.15	61,000	60,415
Rockies Express Pipeline LLC
6/2/06	5.11 (b)	24,250	24,247
6/23/06	5.13 (b)	71,000	70,779
6/26/06	5.13 (b)	53,000	52,812
Scaldis Capital LLC
6/14/06	5.05	295,765	295,228
Sprint Nextel Corp.
6/9/06	5.10	50,000	49,944
6/15/06	5.11	18,700	18,663
6/19/06	5.11	60,000	59,848
Strand Capital LLC
6/1/06	4.84	80,000	80,000
6/13/06	5.05	100,000	99,832
6/16/06	5.04	65,000	64,864
7/5/06	5.00	146,000	145,319
7/5/06	5.09	45,000	44,785
7/6/06	5.02	39,000	38,812
7/7/06	5.00	45,000	44,778
Stratford Receivables Co. LLC
6/1/06	5.04	55,000	55,000
6/2/06	5.05	68,899	68,889
6/7/06	4.96	76,214	76,151
6/8/06	5.05	146,692	146,549
6/9/06	5.05	152,183	152,013
6/9/06	5.06	25,000	24,972
6/12/06	5.05	43,401	43,334
6/15/06	5.05	100,411	100,215
6/15/06	5.07	280,000	279,452
6/16/06	5.06	100,000	99,790
6/19/06	5.08	226,000	225,429
6/20/06	5.06	90,000	89,761
6/20/06	5.07	114,000	113,697
6/21/06	5.06	207,930	207,348
6/22/06	5.06	170,000	169,501
6/23/06	5.06	175,000	174,462
6/26/06	5.05	50,130	49,956

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Stratford Receivables Co. LLC – continued
6/27/06	5.07%	$189,435	$188,745
7/6/06	5.10	101,276	100,778
7/7/06	5.11	38,000	37,808
Thames Asset Global Securities No. 1, Inc.
6/19/06	5.04	267,879	267,207
6/20/06	5.04	501,269	499,941
The Walt Disney Co.
7/18/06	5.07	186,000	184,783
7/24/06	5.13	25,000	24,813
Time Warner, Inc.
6/1/06	5.09 (b)	37,000	37,000
6/5/06	5.09 (b)	90,000	89,949
6/6/06	5.11 (b)	74,000	73,948
6/26/06	5.15 (b)	75,000	74,733
8/2/06	5.22 (b)	75,000	74,335
Variable Funding Capital Co. LLC
6/16/06	5.05 (b)	95,000	94,801
6/22/06	5.05 (b)	172,000	171,495
6/23/06	5.05 (b)	135,000	134,585
Viacom, Inc.
6/1/06	5.28 (b)	25,850	25,850
6/2/06	5.28 (b)	10,000	9,999
6/5/06	5.29 (b)	48,800	48,771
6/6/06	5.29 (b)	26,200	26,181
6/12/06	5.28 (b)	21,000	20,966
6/14/06	5.28 (b)	30,000	29,943
6/14/06	5.29 (b)	30,000	29,943
6/16/06	5.27 (b)	77,000	76,832
Weatherford International Ltd.
6/1/06	4.95 (b)	20,000	20,000
6/12/06	5.02 (b)	20,457	20,426
6/14/06	5.12 (b)	77,000	76,858
6/15/06	5.12 (b)	35,000	34,931
Whirlpool Corp.
6/1/06	5.10	37,000	37,000
6/7/06	5.10	13,200	13,189
6/13/06	5.11	36,000	35,939
6/19/06	5.05	33,600	33,516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Commercial Paper continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Xcel Energy, Inc.
10/17/06	5.35%	$75,000	$73,502
TOTAL COMMERCIAL PAPER			19,943,291

U.S. Treasury Obligations 0.3%

U.S. Treasury Bills – 0.3%
8/3/06	4.50	210,000	208,383

Bank Notes 0.1%

M&I Marshall & Ilsley Bank
6/15/06	5.06 (c)	58,000	58,000

Master Notes 1.8%

Bear Stearns Companies, Inc.
6/7/06	5.13 (c)(e)	155,000	155,000
Goldman Sachs Group, Inc.
6/6/06	5.13 (c)(e)	263,000	263,000
6/12/06	5.14 (c)(e)	161,000	161,000
6/22/06	5.14 (c)(e)	480,000	480,000
8/11/06	5.21 (c)(e)	367,000	367,000
TOTAL MASTER NOTES			1,426,000

Medium Term Notes 22.9%

AIG Matched Funding Corp.
6/15/06	4.93 (c)	350,000	350,000
7/3/06	5.00 (c)	305,000	305,000
7/11/06	5.04 (c)	305,000	305,000
7/24/06	5.10 (c)	335,000	335,000
Allstate Life Global Funding II
6/8/06	5.12 (b)(c)	65,000	65,000
6/15/06	5.10 (b)(c)	45,000	45,000
6/15/06	5.14 (b)(c)	70,000	70,000
6/27/06	5.08 (b)(c)	48,000	48,000
American Express Credit Corp.
6/5/06	5.16 (c)	68,000	68,033

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Medium Term Notes continued
Due	Annualized Yield at Principal Amount		Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
American Express Credit Corp. – continued
6/20/06	5.13% (b)(c)	$170,000	$169,978
ASIF Global Financing XXX
6/23/06	5.09 (b)(c)	275,000	275,000
Australia & New Zealand Banking Group Ltd.
6/23/06	5.06 (b)(c)	200,000	200,000
Bank of Ireland
6/20/06	5.05 (b)(c)	70,000	70,001
Bayerische Landesbank Girozentrale
7/17/06	5.05 (c)	500,000	500,000
8/21/06	5.18 (c)	445,000	445,000
BellSouth Corp.
4/26/07	5.34 (b)	565,000	559,130
BMW U.S. Capital LLC
6/15/06	5.08 (c)	84,000	84,000
Commonwealth Bank of Australia
6/26/06	5.05 (c)	163,000	163,000
ConocoPhillips
7/11/06	5.03 (c)	143,000	143,000
Countrywide Bank, Alexandria Virginia
6/15/06	5.09 (c)	148,000	147,996
Cullinan Finance Corp.
6/26/06	5.04 (b)(c)	90,000	89,996
DnB NOR ASA
6/25/06	5.08 (b)(c)	756,000	756,000
Eli Lilly Services, Inc.
6/1/06	4.99 (b)(c)	140,000	140,000
GE Capital Assurance Co.
6/1/06	5.10 (c)(e)	50,000	50,000
General Electric Capital Corp.
6/7/06	5.09 (c)	680,000	680,000
6/9/06	5.18 (c)	487,400	487,476
6/19/06	5.18 (c)	596,500	596,589
Genworth Life Insurance Co.
6/1/06	5.08 (c)(e)	105,000	105,000
HBOS Treasury Services PLC
6/26/06	5.00 (c)	530,000	530,000
8/21/06	5.26 (b)(c)	50,000	50,014
HSBC Finance Corp.
6/6/06	5.06 (c)	375,000	375,000
6/26/06	5.11 (c)	222,000	222,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
HSBC USA, Inc.
6/15/06	5.06% (c)	$175,000	$175,000
HSH Nordbank AG
6/23/06	5.08 (b)(c)	237,000	237,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (c)(e)	123,000	123,000
K2 (USA) LLC
6/12/06	5.04 (b)(c)	33,000	32,996
MBIA Global Funding LLC
7/17/06	5.03 (b)(c)	99,000	99,000
Merrill Lynch & Co., Inc.
6/5/06	5.11 (c)	141,000	141,100
6/15/06	5.06 (c)	350,000	350,000
Metropolitan Life Insurance Co.
6/6/06	5.08 (b)(c)	160,292	160,292
Morgan Stanley
6/1/06	5.17 (c)	70,000	70,000
6/5/06	5.11 (c)	110,000	110,000
6/15/06	5.11 (c)	169,000	169,000
6/27/06	5.16 (c)	320,000	320,008
Nationwide Building Society
6/28/06	5.02 (b)(c)	75,000	75,031
Nordea Bank AB
6/9/06	5.06 (b)(c)	165,000	165,000
6/12/06	5.06 (b)(c)	174,000	174,013
Northern Rock PLC
6/5/06	5.06 (b)(c)	180,000	180,000
Pacific Life Global Funding
6/5/06	5.10 (b)(c)	60,000	60,000
6/13/06	5.10 (c)	30,000	30,000
RACERS
6/22/06	5.10 (b)(c)	480,000	480,000
Royal Bank of Canada
6/12/06	5.11 (c)	55,000	55,000
Royal Bank of Scotland PLC
6/21/06	5.07 (b)(c)	500,000	500,000
SBC Communications, Inc.
6/5/06	3.96 (b)	153,395	153,401
Security Life of Denver Insurance Co.
8/29/06	5.30 (c)(e)	85,000	85,000

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Medium Term Notes continued
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
SLM Corp.
9/30/06	4.74%	$39,395	$39,219
SunTrust Bank, Georgia
6/12/06	4.84 (c)	125,000	125,000
Travelers Insurance Co.
7/1/06	4.92 (c)(e)	5,000	5,000
8/17/06	5.26 (c)(e)	75,000	75,000
8/18/06	5.26 (c)(e)	35,000	35,000
UniCredito Italiano Bank (Ireland) PLC
6/15/06	5.09 (b)(c)	585,000	585,000
Verizon Global Funding Corp.
6/15/06	5.02 (b)(c)	1,266,000	1,265,998
Wachovia Asset Securitization Issuance LLC
6/26/06	5.07 (b)(c)	65,505	65,505
Washington Mutual Bank
8/25/06	5.19 (c)	188,000	188,000
8/31/06	5.21 (c)	469,000	469,000
Washington Mutual Bank FA
6/15/06	5.06 (c)	94,000	94,000
6/26/06	5.06 (c)	200,000	200,000
Washington Mutual Bank, California
6/20/06	4.91 (c)	328,000	328,000
7/26/06	4.98 (c)	405,000	404,997
Wells Fargo & Co.
6/2/06	5.07 (c)	215,000	215,000
6/15/06	5.07 (c)	500,000	500,000
WestLB AG
6/12/06	5.12 (b)(c)	241,000	241,000
6/30/06	4.99 (b)(c)	265,000	265,000
Westpac Banking Corp.
6/12/06	4.93 (c)	100,000	100,000
TOTAL MEDIUM TERM NOTES			17,575,773

Short Term Notes 1.7%

Hartford Life Insurance Co.
6/1/06	4.97 (c)(e)	40,000	40,000
Jackson National Life Insurance Co.
7/1/06	5.13 (c)(e)	130,000	130,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

Short Term Notes continued
Due	Annualized Yield at Principal Amount		Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Metropolitan Life Insurance Co.
6/28/06	5.19% (b)(c)	$85,000	$85,000
7/3/06	5.11 (c)(e)	175,000	175,000
8/1/06	5.29 (c)(e)	65,000	65,000
Monumental Life Insurance Co.
6/1/06	5.16 (c)(e)	92,000	92,000
6/1/06	5.19 (c)(e)	65,000	65,000
8/1/06	5.35 (c)(e)	65,000	65,000
New York Life Insurance Co.
6/30/06	5.06 (c)(e)	425,000	425,000
Transamerica Occidental Life Insurance Co.
8/1/06	5.32 (c)(e)	200,000	200,000
TOTAL SHORT TERM NOTES			1,342,000

Asset Backed Securities 0.1%

Wind Master Trust Notes
	4.96 (b)(c)	5,835	5,835
	4.96 (b)(c)	50,000	50,000
Wind Trust
	5.08 (b)(c)	13,461	13,461
	5.08 (b)(c)	50,000	50,000
TOTAL ASSET BACKED SECURITIES			119,296

Repurchase Agreements 20.9%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized by U.S. Government
Obligations dated 5/31/06 due 6/1/06 At 5.06%)		$95,921	95,908
With:
Banc of America Securities LLC At 5.11%, dated 5/31/06
due 6/1/06 (Collateralized by Mortgage Loan
Obligations valued at $1,821,090,457, 0% – 6%,
10/25/19 – 6/25/36)		1,739,247	1,739,000
Barclays Capital, Inc. At 5.11%, dated 5/31/06 due
6/1/06 (Collateralized by Corporate Obligations valued
at $2,029,800,000, 0% – 9.2%, 6/15/06 – 5/12/49)		1,990,282	1,990,000
Bear Stearns & Co. At:
5.12%, dated 5/31/06 due 6/1/06 (Collateralized by
Mortgage Loan Obligations valued at $514,339,085,
0% – 9.13%, 3/1/11 – 7/25/43)		500,071	500,000

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
5.19%, dated 5/31/06 due 6/1/06 (Collateralized by
Mortgage Loan Obligations valued at $315,002,404,
1.87% – 8.5%, 7/25/18 – 12/11/36)	$300,043	$300,000
Citigroup Global Markets, Inc. At 5.12%, dated 5/31/06
due 6/1/06 (Collateralized by Corporate Obligations
valued at $136,680,000, 5.34% 8.38%, 7/15/08
12/25/35)	134,019	134,000
Credit Suisse First Boston, Inc. At:
5.13%, dated 5/31/06 due 6/1/06 (Collateralized by
Commercial Paper Obligations valued at $51,000,223,
0%, 6/12/06 – 7/10/06)	50,007	50,000
5.16%, dated 5/31/06 due 6/1/06 (Collateralized by
Mortgage Loan Obligations valued at $779,108,272,
0% – 9.88%, 12/1/06 – 3/19/45)	750,108	750,000
Deutsche Bank Securities, Inc. At 5.19%, dated 5/31/06
due 6/1/06 (Collateralized by Corporate Obligations
valued at $1,260,000,000, 5.01% – 5.14%, 2/25/36 -
1/25/46)	1,200,173	1,200,000
Goldman Sachs & Co. At 5.16%, dated:
5/23/06 due 8/21/06:
(Collateralized by Corporate Obligations valued at:
$140,701,769, 1% 10%, 11/16/07
2/1/34) (c)(d)	135,729	134,000
$997,500,001, 0% – 13.5%, 7/15/06 -
2/15/47) (c)(d)	962,255	950,000
(Collateralized by Mortgage Loan Obligations valued at
$730,320,000, 0% – 25.08%, 2/15/08 -
6/25/46) (c)(d)	725,236	716,000
5/31/06 due 6/1/06:
(Collateralized by Corporate Obligations valued at
$315,000,764, 0% – 8%, 12/15/06 – 1/1/49)	300,043	300,000
(Collateralized by Equity Securities valued at
$469,350,005)	447,064	447,000
J.P. Morgan Securities, Inc. At 5.16%, dated 5/11/06 due
6/30/06 (Collateralized by Corporate Obligations valued
at $749,649,836, 3.63% – 12.5%, 6/15/06 -
5/1/34) (c)(d)	715,088	710,000
Merrill Lynch, Pierce, Fenner & Smith At:
5.1%, dated 5/31/06 due 6/1/06 (Collateralized by
Mortgage Loan Obligations) valued at:
$1,617,001,946, 2.61% 8%, 4/15/07 – 8/13/46	1,540,218	1,540,000
$722,402,712, 0.04% 6.01%, 2/25/08 10/25/45 .	688,098	688,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 20

Repurchase Agreements continued
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
With: – continued
5.16%, dated 5/31/06 due 6/1/06 (Collateralized by
Equity Securities valued at $314,060,102)	$299,042	$299,000
5.19%, dated 4/21/06 due 7/19/06 (Collateralized by
Corporate Obligations valued at $841,437,543, 1.33%
– 13.63%, 6/15/06 – 12/31/38) (c)(d)	800,113	800,000
Morgan Stanley & Co. At:
5.13%, dated 5/11/06 due 6/30/06:
(Collateralized by Corporate Obligations valued at
$317,588,915, 8% – 11.13%, 12/23/11 – 6/1/16)	302,138	300,000
(Collateralized by Mortgage Loan Obligations valued at
$260,249,347, 1.35% – 8.4%, 7/15/09 – 5/24/43)	247,753	246,000
5.14%, dated 5/31/06 due 6/1/06 (Collateralized by
Corporate Obligations valued at $1,731,399,389, 0% -
13.5%, 6/1/06 – 11/10/45)	1,650,236	1,650,000
5.21%, dated 5/31/06 due 6/1/06 (Collateralized by
Equity Securities valued at $525,000,792)	500,072	500,000
TOTAL REPURCHASE AGREEMENTS		16,038,908

TOTAL INVESTMENT PORTFOLIO 101.1%
(Cost $77,740,213)		77,740,213

NET OTHER ASSETS – (1.1)%		(867,677)
NET ASSETS 100%		$76,872,536

Security Type Abbreviation
CP	COMMERCIAL PAPER

Legend
(a) Security initially issued at one coupon
which converts to a higher coupon at a
specified date. The rate shown is the
rate at period end.
(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $9,647,407,000
or 12.5% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.
(d) The maturity amount is based on the
rate at period end.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to
$3,161,000,000 or 4.1% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
Bear Stearns
Companies, Inc.
5.13%, 6/7/06	5/1/06	$155,000
GE Capital
Assurance Co.
5.1%, 6/1/06	7/28/05	$50,000
Genworth Life Ins
Co. 5.08%,
6/1/06	4/3/06	$105,000
Goldman Sachs
Group, Inc.:
5.13%, 6/6/06	10/6/05	$263,000
5.14%, 6/12/06	11/10/05	$161,000
5.14%, 6/22/06	11/22/05	$480,000
5.21%, 8/11/06	8/11/04	$367,000
Hartford Life
Insurance Co.
4.97%, 6/1/06	12/16/03	$40,000
ING USA Annuity
& Life Insurance
Co. 5.03%,
6/26/06	6/23/05	$123,000
Jackson National
Life Insurance Co.
5.13%, 7/1/06	3/31/03	$130,000
Metropolitan Life
Insurance Co.:
5.11%, 7/3/06	3/26/02	$175,000
5.29%, 8/1/06	2/24/03	$65,000

	Acquisition	Cost
Security	Date	(000s)
Monumental Life
Insurance Co.:	7/31/98 -
5.16%, 6/1/06	9/17/98	$92,000
5.19%, 6/1/06	3/12/99	$65,000
5.35%, 8/1/06	2/1/00	$65,000
New York Life
Insurance Co.	2/28/02 -
5.06%, 6/30/06	12/19/02	$425,000
Security Life of
Denver Insurance
Co. 5.3%,
8/29/06	8/26/05	$85,000
Transamerica
Occidental Life
Insurance Co.
5.32%, 8/1/06	4/28/00	$200,000
Travelers
Insurance Co.:
4.92%, 7/1/06	3/31/06	$5,000
5.26%, 8/17/06	5/16/06	$75,000
5.26%, 8/18/06	8/18/05	$35,000

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $4,393,000 of which $848,000, $2,303,000 and $1,242,000 will expire on November 30, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 22

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		May 31, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $16,038,908) See accompanying
schedule:
Unaffiliated issuers (cost $77,740,213)		$77,740,213
Cash		4,474
Receivable for fund shares sold		772,490
Interest receivable		275,989
Prepaid expenses		147
Other affiliated receivables		208
Total assets		78,793,521

Liabilities
Payable for investments purchased	$1,111,000
Payable for fund shares redeemed	777,614
Distributions payable	3,163
Accrued management fee	14,295
Other affiliated payables	13,865
Other payables and accrued expenses	1,048
Total liabilities		1,920,985

Net Assets		$76,872,536
Net Assets consist of:
Paid in capital		$76,876,523
Undistributed net investment income		373
Accumulated undistributed net realized gain (loss) on
investments		(4,360)
Net Assets, for 76,874,342 shares outstanding		$76,872,536
Net Asset Value, offering price and redemption price per
share ($76,872,536 ÷ 76,874,342 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006

Investment Income
Interest (including $98 from affiliated interfund lending)		$1,596,475

Expenses
Management fee	$76,638
Transfer agent fees	73,459
Accounting fees and expenses	1,085
Independent trustees’ compensation	133
Appreciation in deferred trustee compensation account	13
Custodian fees and expenses	406
Registration fees	1,527
Audit	201
Legal	105
Interest	79
Miscellaneous	241
Total expenses before reductions	153,887
Expense reductions	(381)	153,506

Net investment income		1,442,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		33
Net increase in net assets resulting from operations		$1,443,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 24

Statement of Changes in Net Assets
		Six months ended	Year ended
		May 31,	November 30,
Amounts in thousands		2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income		$1,442,969	$1,629,036
Net realized gain (loss)		33	(1,242)
Net increase in net assets resulting from operations	.	1,443,002	1,627,794
Distributions to shareholders from net investment income	.	(1,442,968)	(1,629,187)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares		111,536,116	155,149,679
Reinvestment of distributions		1,425,016	1,610,584
Cost of shares redeemed		(100,192,364)	(148,953,413)
Net increase (decrease) in net assets and shares
resulting from share transactions		12,768,768	7,806,850
Total increase (decrease) in net assets		12,768,802	7,805,457

Net Assets
Beginning of period		64,103,734	56,298,277
End of period (including undistributed net investment
income of $373 and undistributed net investment
income of $1,622, respectively)		$76,872,536	$64,103,734

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Financial Highlights
	Six months ended
	May 31,		Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from
Investment
Operations
Net investment
income	.021	.027	.010	.009	.017	.044
Distributions from net
investment income	(.021)	(.027)	(.010)	(.009)	(.017)	(.044)
Net asset value, end
of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	2.12%	2.75%	.98%	.93%	1.69%	4.46%
Ratios to Average Net AssetsD
Expenses before
reductions	.45%A	.43%	.42%	.40%	.39%	.39%
Expenses
net of fee
waivers, if any	.45%A	.43%	.42%	.40%	.39%	.39%
Expenses net of all
reductions	.45%A	.43%	.42%	.40%	.39%	.39%
Net investment
income	4.22%A	2.74%	.98%	.93%	1.67%	4.27%
Supplemental Data
Net assets,
end of period
(in millions)	$76,873	$64,104	$56,298	$54,780	$57,050	$56,504

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Ex penses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 26

Notes to Financial Statements

For the period ended May 31, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summa rizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by com pliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the each trust can be directly attributed to a fund. Ex penses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

27 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$77,740,213

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repur chase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the fund may enter into reverse repurchase agreements whereby the fund transfers securities to a counterparty who then agrees to transfer them back to the fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The fund continues to receive interest pay ments on the transferred securities during the term of the reverse repurchase agree ment. During the period that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its

Semiannual Report 28

2. Operating Policies continued
Reverse Repurchase Agreements continued

obligation, because of insolvency or other reasons, the fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $133,337,000. The weighted average interest rate was 4.25% . At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment man agement related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income based component is calculated according to a graduated schedule providing for different rates based on the fund’s gross annualized yield. The rate increases as the fund’s gross yield increases.

During the period the income based portion of this fee was $35,353 or an annualized rate of .10% of the fund’s average net assets. For the period, the fund’s total annualized management fee rate was .22% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .22% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

29 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily	Weighted Average
Borrower or Lender	Loan Balance	Interest Rate
Lender	$25,908	5.06%

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $59 and $322, respectively.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Semiannual Report 30

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2006 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity Cash Reserves’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts July 7, 2006

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Reserves

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report 32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 34

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277 0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

35 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ
California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO
Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
Delaware
400 Delaware Avenue
Wilmington, DE
Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 36

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN
Missouri
1524 South Lindbergh Blvd.
St. Louis, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY
North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH
Oregon
7493 SW Bridgeport Road
Tigard, OR
Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
279 West South Temple
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA
Washington, DC
1900 K Street, N.W.
Washington, DC
Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

37 Semiannual Report

Semiannual Report 38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST® ) (automated phone logo)	1-800-544-5555
Automated line for quickest service (automated phone logo)

CAS-USAN-0706 1.786809.103

Fidelity® U.S. Government Reserves

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
Financial Statements	8	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	12	Notes to the financial statements.
Board Approval of	15
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(Edward C. Johnson 3d)
Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, how ever, a number of time tested, funda mental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earn ing interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t elimi nate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversifica tion should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which histori cally have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed invest ments (bonds or savings plans).

A third investment principle invest ing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstruc tive “emotion” from investing, helping shareholders avoid selling weak per formers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d
Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$1,000.00	$1,021.30	$1.86
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,023.09	$1.87

* Expenses are equal to the Fund’s annualized expense ratio of .37%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report 4

Investment Changes

Maturity Diversification
Days	% of fund’s		% of fund’s	% of fund’s
	investments		investments	investments
	5/31/06		11/30/05	5/31/05
0 – 30		88.6	90.2	80.7
31 – 90		3.9	4.7	17.6
91 – 180		2.2	2.2	1.7
181 – 397		5.3	2.9	0.0
Weighted Average Maturity
	5/31/06	11/30/05		5/31/05
Fidelity U.S. Government Reserves	21 Days	18 Days		18 Days
Government Retail Money Market
Funds Average*	32 Days	34 Days		34 Days

*Source: iMoneyNet, Inc.

5 Semiannual Report

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets
Federal Agencies 19.8%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
Fannie Mae – 8.4%
Agency Coupons – 7.9%
6/21/06	4.81% (a)	$115,000	$114,975
6/22/06	4.81 (a)	135,000	134,955
			249,930
Discount Notes – 0.5%
3/15/07	5.25	9,980	9,581
3/30/07	5.25	5,699	5,459
			15,040
			264,970
Federal Home Loan Bank – 4.3%
Agency Coupons – 4.3%
6/13/06	4.77 (a)	56,000	55,999
8/2/06	5.04 (a)	23,000	22,997
3/5/07	5.27	37,020	36,914
4/25/07	5.24	20,825	20,787
			136,697
Freddie Mac – 7.1%
Discount Notes – 7.1%
7/25/06	4.01	24,200	24,060
7/25/06	4.60	18,490	18,365
7/25/06	4.61	16,730	16,617
9/27/06	4.26	25,000	24,665
9/29/06	4.51	15,000	14,784
10/17/06	4.53	11,095	10,910
10/23/06	4.90	18,760	18,404
12/1/06	4.72	22,028	21,523
1/9/07	4.75	10,085	9,803
1/17/07	4.76	17,970	17,448
1/18/07	5.11	30,000	29,057
1/19/07	4.81	18,015	17,481
			223,117

TOTAL FEDERAL AGENCIES			624,784

U.S. Treasury Obligations 1.4%

U.S. Treasury Bills – 1.4%
8/3/06	4.50	25,155	24,961
8/3/06	4.53	18,035	17,895
TOTAL U.S. TREASURY OBLIGATIONS			42,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Repurchase Agreements 79.2%
	Maturity	Value (Note 1)
	Amount (000s)	(000s)
In a joint trading account (Collateralized by U.S. Government
Obligations) dated 5/31/06 due 6/1/06 At 5.06% (b)	$2,494,101	$2,493,751

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $3,161,391)		3,161,391

NET OTHER ASSETS – (0.4)%		(11,827)
NET ASSETS 100%		$3,149,564

Legend
(a) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end. The due dates on
these types of securities reflect the next
interest rate reset date or, when
applicable, the final maturity date.
(b) Additional information on each
counterparty to the repurchase
agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$2,493,751,000 due
6/1/06 at 5.06%
Banc of America Securities
LLC.	$159,944
Bank of America, National
Association	639,777
BNP Paribas Securities
Corp.	362,540
Credit Suisse First Boston
LLC	402,748
Greenwich Capital Markets,
Inc.	106,629
HSBC Securities (USA), Inc.	213,259
Morgan Stanley & Co.
Incorporated	357,209
Societe Generale, New York
Branch	70,375
WestLB AG	181,270
$2,493,751

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $218,000 of which $9,000, $189,000 and $20,000 will expire on November 30, 2010, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including repurchase
agreements of $2,493,751)
See accompanying schedule:
Unaffiliated issuers (cost $3,161,391)		$3,161,391
Receivable for fund shares sold		10,942
Interest receivable		4,098
Prepaid expenses		6
Total assets		3,176,437

Liabilities
Payable for fund shares redeemed	$25,774
Distributions payable	96
Accrued management fee	595
Other affiliated payables	339
Other payables and accrued expenses	69
Total liabilities		26,873

Net Assets		$3,149,564
Net Assets consist of:
Paid in capital		$3,149,336
Undistributed net investment income		83
Accumulated undistributed net realized gain (loss) on
investments		145
Net Assets, for 3,149,710 shares outstanding		$3,149,564
Net Asset Value, offering price and redemption price per
share ($3,149,564 ÷ 3,149,710 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Interest		$62,559

Expenses
Management fee	$3,021
Transfer agent fees	1,740
Accounting fees and expenses	121
Independent trustees’ compensation	5
Custodian fees and expenses	4
Registration fees	111
Audit	25
Legal	5
Interest	16
Miscellaneous	11
Total expenses before reductions	5,059
Expense reductions	(58)	5,001

Net investment income		57,558
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37
Net increase in net assets resulting from operations		$57,595

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$57,558	$63,960
Net realized gain (loss)	37	(20)
Net increase in net assets resulting
from operations	57,595	63,940
Distributions to shareholders from net investment income	. (57,560)	(64,022)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	2,233,339	2,381,878
Reinvestment of distributions	57,046	63,380
Cost of shares redeemed	(1,671,237)	(2,192,263)
Net increase (decrease) in net assets and shares
resulting from share transactions	619,148	252,995
Total increase (decrease) in net assets	619,183	252,913

Net Assets
Beginning of period	2,530,381	2,277,468
End of period (including undistributed net investment
income of $83 and undistributed net investment
income of $85, respectively)	$3,149,564	$2,530,381

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Financial Highlights

	Six months ended
	May 31, 2006		Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from
Investment
Operations
Net investment
income	.021	.027	.010	.009	.017	.044
Distributions from net
investment income .	(.021)	(.027)	(.010)	(.009)	(.017)	(.044)
Net asset value,
end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	2.13%	2.76%	1.00%	.94%	1.71%	4.46%
Ratios to Average Net AssetsD
Expenses before
reductions	.37%A	.35%	.35%	.35%	.34%	.36%
Expenses net of fee
waivers, if any	.37%A	.35%	.35%	.35%	.34%	.36%
Expenses net of all
reductions	.37%A	.35%	.35%	.35%	.34%	.36%
Net investment
income	4.25%A	2.74%	1.01%	.94%	1.69%	4.15%
Supplemental Data
Net assets,
end of period
(in millions)	$3,150	$2,530	$2,277	$2,262	$2,560	$2,355

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur.
Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrange ments. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compli ance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

Semiannual Report 12

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation (depreciation)	$—
Cost for federal income tax purposes	$3,161,391

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the fund may enter into reverse repurchase agreements whereby the fund transfers securities to a counterparty who then agrees to transfer them back to the fund at a future date and agreed upon price, reflecting a rate of interest below market rate. The fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus accrued interest in return for the same securities transferred. The fund continues to receive interest pay ments on the transferred securities during the term of the reverse repurchase agree ment. During the period that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding amounted to $22,822. The weighted average interest rate was 4.29% . At period end, there were no reverse repurchase agreements outstanding.

13 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment man agement related services for which the fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income based component. The group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income based component is calculated according to a graduated schedule providing for different rates based on the fund’s gross annualized yield. The rate increases as the fund’s gross yield increases.

During the period, the income based portion of this fee was $1,387 or an annualized rate of .10% of the fund’s average net assets. For the period, the fund’s total annualized management fee rate was .22% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .13% of average net assets.

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

4. Expense Reductions.

Through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $57, respectively.

5. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report 14

Board Approval of Investment Advisory Contracts and Management Fees

U.S. Government Reserves

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

15 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report 16

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

17 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.
Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ
California
815 East Birch Street
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1411 Chapin Avenue
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851 East Hamilton Avenue
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73 575 El Paseo
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123 South Lake Avenue
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1220 Roseville Parkway
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1740 Arden Way
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7676 Hazard Center Drive
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11943 El Camino Real
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8 Montgomery Street
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3793 State Street
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1200 Wilshire Boulevard
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21701 Hawthorne Boulevard
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2001 North Main Street
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9185 Westview Road
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48 West Putnam Avenue
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29 South Main Street
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Delaware
400 Delaware Avenue
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Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
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2948 N. Federal Highway
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1907 West State Road 434
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8880 Tamiami Trail, North
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3501 PGA Boulevard
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3550 Tamiami Trail, South
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2465 State Road 7
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Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
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Illinois
One North LaSalle Street
Chicago, IL
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Chicago, IL
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1572 East Golf Road
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3232 Lake Avenue
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Indiana
4729 East 82nd Street
Indianapolis, IN
Kansas
5400 College Boulevard
Overland Park, KS
Maine
Three Canal Plaza
Portland, ME
Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD
Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 18

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI
Minnesota
7600 France Avenue South
Edina, MN
Missouri
1524 South Lindbergh Blvd.
St. Louis, MO
Nevada
2225 Village Walk Drive
Henderson, NV
New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ
New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY
North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC
Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH
Oregon
7493 SW Bridgeport Road
Tigard, OR
Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA
Rhode Island
47 Providence Place
Providence, RI
Tennessee
6150 Poplar Avenue
Memphis, TN
Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX
Utah
279 West South Temple
Salt Lake City, UT
Virginia
1861 International Drive
McLean, VA
Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA
Washington, DC
1900 K Street, N.W.
Washington, DC
Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

19 Semiannual Report

19

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277 0002

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0003
Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035
Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015
General Correspondence
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054 0500

Semiannual Report 20

21 Semiannual Report

Semiannual Report 22

23 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Adviser
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24 Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
Automated line for quickest service (automated phone logo)

FUS-USAN-0706 1.786820.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 7, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 7, 2006